Warrant liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Warrant Liabilities
Schedule of warrant liabilities

The movement in warrant liabilities during the year was as follows:

	June 30, 2025			June 30, 2024
	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)
Outstanding, beginning of the year	-	$-	-	-	$-	-
Granted	2,394,367	6.37	-	-	-	-
Exercised	-	-	-	-	-	-
Outstanding, end of the year	2,394,367	$6.37		-	$-
Weighted average remaining Life (years)	-	-	4.73	-	-	-

Schedule of liability warrants granted

The following table summarizes the liability warrants granted during the year ended June 30, 2025 and the respective assumptions.

Grant date	March 24, 2025
Number granted	2,394,367
Classification	Liability warrants
Valuation method	Black-Scholes model
Granted value	$2.08
Expected life	5 years
Risk free interest rate	4.07%
Volatility	27.97%
Dividend yield	-